Consolidated Statement of Equity and Partners' Capital (Parenthetical) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 Partners' Capital [Member]	Dec. 31, 2012 Chipeta Processing Limited Liability Company [Member] Partners' Capital [Member]	Aug. 31, 2012 Affiliated Entity [Member] Chipeta Processing Limited Liability Company [Member]	Dec. 31, 2013 Capitalized Interest [Member] Parent Net Investment [Member]
Ownership interest by noncontrolling owners			24.00%
Acquisitions from affiliates		$ 43,900,000
The decrease to partner's capital resulting from the August 2012 Chipeta acquisition together with net income attributable to Western Gas Partners, LP	90,500,000
Deferred taxes on capitalized interest				$ 5,500,000